Long-term Debt and Lease Obligations - Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Apr. 28, 2016
Obligations
Costs associated with issuances of debt	$ (2,925)	$ (3,983)
Total	121,741	156,744
Current portion of long-term debt and lease obligations	(2,228)	(40,024)
Non-current portion of long-term debt and lease obligations	119,513	116,720
Senior secured notes | Senior secured second-priority lien notes (maturing December 15, 2021)
Obligations
Long-term debt, gross	120,569	120,569
Total			$ 120,600
Senior secured notes | Senior secured third-priority lien notes (redeemed March 26, 2018)
Obligations
Long-term debt, gross	0	28,497
Total			$ 28,500
Revolving credit facility (amended August 16, 2018, maturing August 16, 2023) (a)
Obligations
Long-term debt, gross	0	10,000
Equipment capital leases
Obligations
Long-term debt, gross	2,938	279
Other debt
Obligations
Long-term debt, gross	$ 1,159	$ 1,382